Derivative Financial Instruments - Effect of Derivative Instruments on Consolidated Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 12	$ 8
Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative	18	19
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(42)	105
Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	10	(32)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	12	8
Foreign exchange contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(42)	105
Foreign exchange contracts [Member] | Other income (expense), net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	12	8
Foreign exchange contracts [Member] | Other income (expense), net [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative	18	19
Foreign exchange contracts [Member] | Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	16	(6)
Foreign exchange contracts [Member] | Cost of revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	$ (6)	$ (26)